Other operating income/(expense) (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary Information about Other Operating Expense

	2020 £m	2019 £m	2018 £m
Fair value remeasurements of equity investments	(6)	(14)	20
Disposal of businesses and assets	2,779	541	258
Fair value remeasurements on contingent consideration recognised in business combinations	(1,286)	(92)	(1,252)
Remeasurement of ViiV Healthcare put option liabilities and preferential dividends	52	234	58
Remeasurement of Consumer Healthcare put option liability	—	—	(658)
Fair value adjustments on derivative financial instruments	20	—	(3)
Other income/(expense)	65	20	(11)

	1,624	689	(1,588)